Issued Capital (Details) - Schedule of ordinary shares movements during years - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Schedule of Ordinary Shares Movements During Years [Abstract]
At beginning of year, value	$ 86,586,794	$ 45,852,107
At beginning of year, share	1,292,334,028	1,068,411,224
Issue of new shares - placements, value	$ 13,000,000	$ 400,000
Issue of new shares - placements, share	63,414,635	5,000,000
Issue of new shares – share based payments, value
Issue of new shares – share based payments, share		10,000,000
Issue of new shares –APIRx acquisition, value	$ 49,088,139
Issue of new shares –APIRx acquisition, share	218,169,506
Exercise of options, value	$ 2,027	$ 40,274,243
Exercise of options, share	2,027	207,650,638
Shares in lieu of advisor fees, value	$ 2,945,288	$ 450,000
Shares in lieu of advisor fees, share	13,090,170	1,272,166
Share issue costs, value	$ (780,000)	$ (389,555)
Share issue costs, share
At end of year, value	$ 150,842,248	$ 86,586,794
At end of year, share	1,587,010,366	1,292,334,028